OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 9,022	$ 5,726
Deferred charges and prepaid expenses	6,214	5,743
Deposits receivable	279	504
Advances to suppliers	256	230
Hedging asset	852	1,937
Other	556	615
Other accounts receivable and prepaid expenses, Total	$ 17,179	$ 14,755